Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Undiscounted Future Minimum Payments under the Group's Operating Lease Liabilities
The undiscounted future minimum payments under the Group’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	RMB	US$
2021	79,495	12,183
2022	51,151	7,839
2023	48,582	7,446
2024	49,123	7,528
2025 and thereafter	101,412	15,542

Total future lease payments	329,763	50,538
Less: imputed interest	(70,336)	(10,779)

Total lease liability balance	259,427	39,759